INTANGIBLE ASSETS - Summary of Intangible Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	$ 1,590	$ 1,487
Accumulated Amortization	965	877
Development in Progress	29	51
Total	654	661
Computer applications software
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	1,585	1,481
Accumulated Amortization	960	872
Development in Progress	29	51
Total	654	660
Other
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	5	6
Accumulated Amortization	5	5
Development in Progress	0	0
Total	$ 0	$ 1